Restatement of previously issued financial statements (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Total assets	$ 490,077	$ 325,762
Long-lived assets	150,288	127,804
Italy
Long-lived assets	99,099	105,601
Canada
Long-lived assets	29,707	16,294
Sweden
Long-lived assets	7,720
Applied Technologies
Total assets		169,898
As previously reported
Total assets		356,675
As previously reported | Italy
Long-lived assets	90,474	94,889
As previously reported | Canada
Long-lived assets	40,799	27,006
As previously reported | Sweden
Long-lived assets	5,253
As previously reported | Applied Technologies
Total assets		165,192
Correction
Total assets		(30,913)
Correction | Italy
Long-lived assets	8,625	10,712
Correction | Canada
Long-lived assets	(11,092)	(10,712)
Correction | Sweden
Long-lived assets	2,467
Correction | Applied Technologies
Total assets		$ 4,706